Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2023 and December 31, 2022.

	June 30, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	143	—	143
Long-term financial investments measured at FVPL	—	—	22	—	22
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	154	154
Long-term receivables from customers	—	—	—	122	122
Deferred compensation assets(1)	153	—	—	—	153
Non-current minimum lease payments from finance lease agreements	—	—	—	37	37
Long-term loans, VAT receivables, advances and security deposits	—	—	—	35	35
Non-current financial assets	153	—	165	348	666
Current financial assets
Money market funds	173	—	—	—	173
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	—	1
Current portion of long-term receivables from customers(2)	—	—	—	112	112
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
VAT receivables(2)	—	—	—	82	82
Other receivables, security deposits and current assets(2)	—	—	—	87	87
Derivative financial instruments(2)	—	14	—	—	14
Current financial assets	173	14	1	307	495
Financial assets at fair value and amortized cost or cost	326	14	166	655	1,161
Financial liabilities
Contingent consideration liabilities	—	—	(102)	—	(102)
Non-current financial debt	—	—	—	(4,581)	(4,581)
Current financial debt	—	—	—	(99)	(99)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(102)	(4,680)	(4,783)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,208 million and a carrying value of $4,554 million as of June 30, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,145 million and a carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2023	2022	2023	2022
Balance as of January 1	88	46	20	6
Additions	53	19	8	—
Gains recognized in Consolidated Statement of Comprehensive Income	2	1	—	—
Unrealized (losses) in Consolidated Income Statement	—	—	(4)	(1)
Amortization	—	—	(1)	—
Settlement	—	(1)	—	—
Balance as of June 30	143	65	23	5

Disclosure of fair value measurement of liabilities
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2023 and December 31, 2022.

	June 30, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	143	—	143
Long-term financial investments measured at FVPL	—	—	22	—	22
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	154	154
Long-term receivables from customers	—	—	—	122	122
Deferred compensation assets(1)	153	—	—	—	153
Non-current minimum lease payments from finance lease agreements	—	—	—	37	37
Long-term loans, VAT receivables, advances and security deposits	—	—	—	35	35
Non-current financial assets	153	—	165	348	666
Current financial assets
Money market funds	173	—	—	—	173
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	—	1
Current portion of long-term receivables from customers(2)	—	—	—	112	112
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
VAT receivables(2)	—	—	—	82	82
Other receivables, security deposits and current assets(2)	—	—	—	87	87
Derivative financial instruments(2)	—	14	—	—	14
Current financial assets	173	14	1	307	495
Financial assets at fair value and amortized cost or cost	326	14	166	655	1,161
Financial liabilities
Contingent consideration liabilities	—	—	(102)	—	(102)
Non-current financial debt	—	—	—	(4,581)	(4,581)
Current financial debt	—	—	—	(99)	(99)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(102)	(4,680)	(4,783)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,208 million and a carrying value of $4,554 million as of June 30, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,145 million and a carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2023	2022
Balance as of January 1	(98)	(112)
Accretion for passage of time	(4)	(4)
Adjustments for changes in assumptions	—	7
Balance as of June 30	(102)	(109)